Unaudited Condensed Consolidated Statements of Operations and Comprehensive Loss - USD ($)		6 Months Ended
		Jun. 30, 2026	Jun. 30, 2025
Cost of revenue		$ (96,024)	$ (96,024)
Gross profit		15,990	220,942
Operating expenses:
General and administrative expenses		(589,917)	(904,316)
Total operating expenses		(589,917)	(904,316)
Loss from operations		(573,927)	(683,374)
Other income and expenses:
Interest income		100,237
Interest expenses			(118,907)
Total other income (expenses), net		100,237	(118,907)
Loss before income taxes		(473,690)	(802,281)
Income tax expenses			8,657
Net (loss) profit		(473,690)	(810,938)
Comprehensive loss		$ (473,690)	$ (810,938)
Loss per common share - basic	[1]	$ (2.25)	$ (12.81)
Loss per common share -diluted	[1]	$ (2.25)	$ (12.81)
Weighted average number of common shares outstanding-basic	[1]	210,720	63,314
Weighted average number of common shares outstanding-diluted	[1]	210,720	63,314
Commission
Revenue		$ 112,014	$ 316,966

[1]	Weighted-average number of common shares outstanding and loss per share amounts have been retrospectively adjusted to reflect the May 18, 2026 effective 1-for-80 share consolidation.